SEGMENT REPORTING - Entity-wide information (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Entity-Wide Information:
Revenue	¥ 11,220,775	¥ 10,556,236	¥ 6,304,926
eDiscovery
Entity-Wide Information:
Revenue	10,461,380	10,046,126	5,859,582
Review
Entity-Wide Information:
Revenue	2,630,785	1,998,276	832,492
Other
Entity-Wide Information:
Revenue	7,830,595	8,047,850	5,027,090
Investigation
Entity-Wide Information:
Revenue	304,233	283,957	299,095
AI
Entity-Wide Information:
Revenue	288,011	118,914
Sales of software
Entity-Wide Information:
Revenue	44,523	41,054	24,344
Sales of forensic tools
Entity-Wide Information:
Revenue	29,971	41,794	21,926
Forensic training
Entity-Wide Information:
Revenue	12,485	9,990	6,325
Other
Entity-Wide Information:
Revenue	80,172	14,401	93,654
Operating segments
Entity-Wide Information:
Revenue	11,207,730	10,553,007	6,274,460
Intersegment
Entity-Wide Information:
Revenue	(799,529)	(1,085,061)	(985,830)
Japan
Entity-Wide Information:
Long-lived assets	308,415
Japan-AI
Entity-Wide Information:
Revenue	288,012	118,915
Long-lived assets	66,879
U.S.
Entity-Wide Information:
Revenue	6,800,966	6,223,652	2,784,470
Long-lived assets	771,734
U.S. | Operating segments
Entity-Wide Information:
Revenue	6,980,729	6,325,280	2,906,016
U.S. | Intersegment
Entity-Wide Information:
Revenue	179,763	101,628	121,546
Other
Entity-Wide Information:
Revenue	377,850	483,758	384,007
Long-lived assets	29,828
Other | Operating segments
Entity-Wide Information:
Revenue	425,726	622,735	508,495
Other | Intersegment
Entity-Wide Information:
Revenue	47,876	138,977	124,488
Samsung Electronics Co., Ltd.
Entity-Wide Information:
Revenue		¥ 1,657,074	¥ 1,969,335
Samsung Electronics Co., Ltd. | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage		15.60%	31.40%
TMI Associates
Entity-Wide Information:
Revenue	1,253,860	¥ 1,022,656	¥ 641,074
TMI Associates | Total revenue | Customer concentration
Entity-Wide Information:
Revenue	¥ 1,253,860
Concentration risk percentage	11.20%	9.70%	10.20%